Taxation - Schedule of Changes in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the year	$ 13,840	$ 11,820
Additions/(Reversals)	(642)	2,344
Foreign currency translation adjustments	605	(324)
Balance at the end of the year	$ 13,803	$ 13,840